Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2022
Deposits from banks [Abstract]
Schedule of deposits from banks by type

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2022	2021	2022	2021	2022	2021
Non-interest bearing	86	570	315	321	400	891
Interest bearing	32,858	51,893	23,374	32,307	56,232	84,201
	32,943	52,463	23,689	32,629	56,632	85,092